Organization and Business Operations	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Organization and Business Operations

Note 1 – Organization and Business Operations

Business Description

SHF Holdings, Inc. (the “Company” or “SHF”) is a Delaware corporation headquartered in Golden, Colorado, whose Class A Common Stock (“Common Stock”) is listed on the Nasdaq Capital Market under the ticker symbol “SHFS.” The Company was founded in 2015 by Partner Colorado Credit Union (“PCCU”) and was among the first financial services companies to provide compliant banking services to Cannabis Related Businesses (“CRBs”).

SHF’s mission is to provide reliable and compliant financial services to the legal cannabis, hemp, and related industries by enabling its financial institution (“FI”) customers to deliver compliance-driven banking, lending, and other financial services to CRB clients.

The Company operates a proprietary fintech platform across 41 states and territories in the United States. Through this platform, SHF enables its FI customers to compliantly offer the following banking-related services to CRBs:

●	Business checking and savings accounts;	●	Cash management accounts	●	Savings and investment options

●	Commercial lending	●	Courier services (via third-party relationships)	●	Remote deposit services

●	Automated Clearing House (“ACH”) payments and origination	●	Wire payments.

Because many CRBs have historically operated on a largely cash basis due to limited access to traditional banking services, SHF’s platform benefits both CRBs and financial institutions. CRBs gain access to compliant banking services, while financial institutions gain access to a validated, compliantly monitored deposit base.

The Company generates revenue primarily from compliance service fees, account based fee income, investment income on custodied deposits, and interest income on loans made to or on behalf of financial institutions serving the cannabis industry.